UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                          Maxim Growth Index Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Growth Index Portfolio

The S&P/BARRA Growth Index had a total return of 6.13% for the year ending December 31, 2004. The Index lagged the rest of the market due to its overexposure to Technology and Health Care stocks, the two worst performing sectors in the S&P 500 in 2004. Technology bellwethers Intel and Cisco decreased 26.6% and 20.3%, respectively, for the period. Pharmaceutical companies Merck and Pfizer fell 27.8% and 22.3%, respectively. The index was helped by some of the largest components of the Index; diversified industrial leader General Electric rose 20.7% for the one-year period, while Johnson & Johnson was up 25.2% and Procter & Gamble was up 12.4%. The largest gainer of the twelve-month period was Software company Autodesk, which rose 209.6%.



                   Maxim Growth Index          S&P/BARRA
                       Portfolio             Growth Index

   12/01/1993          10,000.00               10,000.00
   12/31/1995          13,529.00               13,813.00
   12/31/1996          16,518.91               17,125.12
   12/31/1997          21,352.34               23,379.54
   12/31/1998          29,312.49               33,224.18
   12/31/1999          37,188.76               42,609.01
   12/31/2000          28,873.35               33,200.94
   12/31/2001          25,090.95               28,977.78
   12/31/2002          19,049.05               22,141.92
   12/31/2003          23,782.73               27,823.30
   12/31/2004          25,200.18               29,527.58


Maxim Growth Index Portfolio
Total Return -

One Year:                  5.96%
Five Year:                 -7.49%
Ten Year:                  9.69%



Portfolio Inception:       12/1/93



This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Growth Index Portfolio, made at its inception, with the performance of the S&P/BARRA Growth Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years Ended
December 31, 2004 and 2003

Maxim Growth Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value   (1)                                                 $          48,864,210
     Cash                                                                                                         10,315
     Dividends receivable                                                                                         70,254
     Subscriptions receivable                                                                                     59,544
     Receivable for investments sold                                                                              16,207
                                                                                                     --------------------
                                                                                                     --------------------

     Total assets                                                                                             49,020,530
                                                                                                     --------------------
                                                                                                     --------------------

LIABILITIES:
     Due to investment adviser                                                                                    24,697
     Redemptions payable                                                                                          24,644
     Variation margin on futures contracts                                                                         1,147
                                                                                                     --------------------
                                                                                                     --------------------

     Total liabilities                                                                                            50,488
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $          48,970,042
                                                                                                     ====================
                                                                                                     ====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                 $             299,365
     Additional paid-in capital                                                                              119,286,362
     Net unrealized appreciation on investments and futures contracts                                          4,835,556
     Accumulated net realized loss on investments and futures contracts                                      (75,451,241)
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $          48,970,042
                                                                                                     ====================
                                                                                                     ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $               16.36
                                                                                                     ====================
                                                                                                     ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              250,000,000
     Outstanding                                                                                               2,993,646

(1)  Cost of investments in securities:                                                            $          44,041,382

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                         $           12,559
      Dividends                                                                                                   949,150
                                                                                                         -----------------
                                                                                                         -----------------

      Total income                                                                                                961,709
                                                                                                         -----------------
                                                                                                         -----------------

EXPENSES:
      Management fees                                                                                             297,483
                                                                                                         -----------------
                                                                                                         -----------------

NET INVESTMENT INCOME                                                                                             664,226
                                                                                                         -----------------
                                                                                                         -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                                         (1,097,268)
      Net realized gain on futures contracts                                                                        9,205
      Change in net unrealized appreciation on investments                                                      3,211,215
      Change in net unrealized appreciation on futures contracts                                                      928
                                                                                                         -----------------
                                                                                                         -----------------

      Net realized and unrealized gain on investments and futures contracts                                     2,124,080
                                                                                                         -----------------
                                                                                                         -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        2,788,306
                                                                                                         =================
                                                                                                         =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

                                                                                              2004                 2003
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                           $          664,226   $          610,871
      Net realized loss on investments                                                        (1,097,268)         (13,125,305)
      Net realized gain on futures contracts                                                       9,205              205,062
      Change in net unrealized appreciation on investments                                     3,211,215           28,202,569
      Change in net unrealized appreciation on futures contracts                                     928               16,138
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net increase in net assets resulting from operations                                     2,788,306           15,909,335
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (663,577)            (613,761)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       14,450,231           27,842,474
      Reinvestment of distributions                                                              663,577              613,761
      Redemptions of shares                                                                  (20,193,455)         (71,017,200)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease in net assets resulting from share transactions                            (5,079,647)         (42,560,965)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Total decrease in net assets                                                            (2,954,918)         (27,265,391)

NET ASSETS:
      Beginning of period                                                                     51,924,960           79,190,351
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      End of period  (1)                                                              $       48,970,042   $       51,924,960
                                                                                        =================    =================
                                                                                        =================    =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                       921,323            2,005,642
      Issued in reinvestment of distributions                                                     40,914               42,031
      Redeemed                                                                                (1,287,357)          (4,985,017)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease                                                                              (325,120)          (2,937,344)
                                                                                        =================    =================
                                                                                        =================    =================

(1) Including undistributed net investment income                                     $                    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                         Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         15.65  $       12.66          16.81  $        19.41  $       28.63

Income from Investment Operations

Net investment income                                    0.22           0.15           0.07            0.06           0.01
Net realized and unrealized gain (loss)                  0.71           2.99          (4.15)          (2.60)         (6.31)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               0.93           3.14          (4.08)          (2.54)         (6.30)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.22)         (0.15)         (0.07)          (0.06)         (0.01)
From net realized gains                                                                                              (2.91)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (0.22)         (0.15)         (0.07)          (0.06)         (2.92)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         16.36  $       15.65          12.66  $        16.81  $       19.41
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                            5.96%         24.85%        (24.08%)        (13.10%)       (22.36%)

Net Assets, End of Period ($000)              $        48,970  $      51,925         79,190  $      275,992  $     350,803

Ratio of Expenses to Average Net Assets                 0.60%          0.60%          0.60%           0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                 1.34%          0.82%          0.53%           0.32%          0.03%

Portfolio Turnover Rate                                19.34%         25.37%         23.09%          37.66%         39.05%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,383,115 and $14,229,369 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $47,835,257. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,575,178 and gross depreciation of securities in which there was an excess of tax cost over value of $5,546,225 resulting in net appreciation of $1,028,953.

5. FUTURES CONTRACTS

        As of December 31, 2004, the Portfolio had 3 open S&P 500 long futures contracts. The contracts expire in March 2005 and the Portfolio has recorded unrealized appreciation of $12,728.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2004 and 2003 were from ordinary income in the amount of $663,577 and $613,761 respectively.

      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                                 0
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                       1,028,953
      Capital loss carryforwards                                                                    (70,308,639)
      Post-October losses                                                                            (1,335,999)
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                         (70,615,685)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2004 the Portfolio reclassified $2,700 from paid-in capital to undistributed net investment income and $3,349 from undistributed net investment income to accumulated net realized loss on investments. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,484,023, $44,824,586, $12,077,240 and $6,922,790, which expire in the years 2009, 2010, 2011 and 2012, respectively. The Portfolio also had current year deferred post-October capital losses of $1,335,999.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim Growth Index Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.26%
      7,200 Boeing Co                                                    372,744
      3,800 Lockheed Martin Corp                                         211,090
      1,475 Rockwell Collins                                              58,174
      4,450 United Technologies Corp                                     459,908
                                                                      $1,101,916
AIR FREIGHT --- 1.68%
      9,578 United Parcel Service Inc Class B                            818,536
                                                                        $818,536
AIRLINES --- 0.02%
      1,100 Delta Air Lines Inc*                                           8,228
                                                                          $8,228
AUTO PARTS & EQUIPMENT --- 0.05%
      1,500 Goodyear Tire & Rubber Co*                                    21,990
                                                                         $21,990
BIOTECHNOLOGY --- 2.06%
     10,924 Amgen Inc*                                                   700,775
      2,000 Genzyme Corp*                                                116,140
      3,700 Gilead Sciences Inc*                                         129,463
      2,100 MedImmune Inc*                                                56,931
                                                                      $1,003,309
BUILDING MATERIALS --- 0.15%
      1,819 American Standard Cos Inc*                                    75,161
                                                                         $75,161
CHEMICALS --- 2.25%
      8,050 Dow Chemical Co                                              398,556
      8,500 EI du Pont de Nemours & Co                                   416,925
      2,212 Ecolab Inc                                                    77,708
        950 Hercules Inc*                                                 14,108
        794 International Flavors & Fragrances Inc                        34,015
      2,782 Praxair Inc                                                  122,825
        604 Sigma-Aldrich Corp                                            36,518
                                                                      $1,100,655
COMMUNICATIONS - EQUIPMENT --- 4.16%
      3,834 Avaya Inc*                                                    65,945
     56,321 Cisco Systems Inc (1)*                                     1,086,995
     12,000 Corning Inc*                                                 141,240
     37,800 Lucent Technologies Inc*                                     142,128
     14,040 QUALCOMM Inc                                                 595,296
                                                                      $2,031,604
COMPUTER HARDWARE & SYSTEMS --- 5.68%
      3,500 Apple Computer Inc*                                          225,400
     21,244 Dell Inc*                                                    895,222
      3,200 Gateway Inc*                                                  19,232
     14,331 International Business Machines Corp (1)                   1,412,750
      1,093 Lexmark International Group Inc Class A*                      92,905
      3,053 Network Appliance Inc*                                       101,421
        800 QLogic Corp*                                                  29,384
                                                                      $2,776,314
COMPUTER SOFTWARE & SERVICES --- 11.54%
      2,020 Adobe Systems Inc                                            126,735
      2,000 Autodesk Inc                                                  75,900
      5,029 Automatic Data Processing Inc                                223,036
      1,381 Citrix Systems Inc*                                           33,876
      5,000 Computer Associates International Inc                        155,300
      2,602 Electronic Arts Inc*                                         160,491
      7,118 First Data Corp                                              302,800
      1,583 Intuit Inc*                                                   69,668
        717 Mercury Interactive Corp*                                     32,659
     93,066 Microsoft Corp (1)                                         2,485,793
     43,887 Oracle Corp*                                                 602,130
      2,300 Parametric Technology Corp*                                   13,547
      3,168 Paychex Inc                                                  107,965
      5,360 Symantec Corp*                                               138,074
     11,706 Yahoo! Inc*                                                  441,082
      5,752 eBay Inc*                                                    668,843
                                                                      $5,637,899
CONGLOMERATES --- 7.89%
      6,700 3M Co                                                        549,869
     90,502 General Electric Co (1)                                    3,303,323
                                                                      $3,853,192
CONTAINERS --- 0.22%
        942 Ball Corp                                                     41,429
      1,200 Pactiv Corp*                                                  30,348
        700 Sealed Air Corp*                                              37,289
                                                                        $109,066
COSMETICS & PERSONAL CARE --- 1.10%
      4,070 Avon Products Inc                                            157,509
      8,525 Gillette Co                                                  381,750
                                                                        $539,259
DISTRIBUTORS --- 0.42%
      5,420 SYSCO Corp                                                   206,881
                                                                        $206,881
ELECTRIC COMPANIES --- 0.34%
      2,600 CenterPoint Energy Inc                                        29,380
      2,100 TXU Corp                                                     135,576
                                                                        $164,956
ELECTRONIC INSTRUMENT & EQUIP --- 0.75%
      3,617 Emerson Electric Co                                          253,552
      1,600 Rockwell Automation Inc                                       79,280
      2,000 Symbol Technologies Inc                                       34,600
                                                                        $367,432
ELECTRONICS - SEMICONDUCTOR --- 3.81%
      3,142 Altera Corp*                                                  65,039
      3,242 Analog Devices Inc                                           119,695
      2,750 Broadcom Corp Class A*                                        88,770
     54,062 Intel Corp (1)                                             1,264,510
      2,627 Linear Technology Corp                                       101,823
      2,761 Maxim Integrated Products Inc                                117,039
      1,468 PMC-Sierra Inc*                                               16,515
      2,955 Xilinx Inc                                                    87,616
                                                                      $1,861,007

ENGINEERING & CONSTRUCTION --- 0.08%
        700 Fluor Corp                                                    38,157
                                                                         $38,157

FINANCIAL SERVICES --- 0.42%
        850 Federated Investors Inc Class B                               25,832
      1,238 Moody's Corp                                                 107,520
      1,150 T Rowe Price Group Inc                                        71,530
                                                                        $204,882
FOOD & BEVERAGES --- 5.94%
      6,805 Anheuser-Busch Co Inc                                        345,218
      1,056 Brown-Forman Corp                                             51,406
      3,459 Campbell Soup Co                                             103,390
     20,672 Coca-Cola Co                                                 860,575
      3,001 HJ Heinz Co                                                  117,009
      2,148 Hershey Foods Corp                                           119,300
      3,560 Kellogg Co                                                   158,990
      1,128 McCormick & Co Inc (nonvtg)                                   43,541
      2,100 Pepsi Bottling Group Inc                                      56,784
     14,430 PepsiCo Inc                                                  753,246
      6,692 Sara Lee Corp                                                161,545
      1,916 Wm Wrigley Jr Co                                             132,568
                                                                      $2,903,572
GOLD, METALS & MINING --- 0.15%
        800 Allegheny Technologies Inc                                    17,336
      1,461 Freeport-McMoRan Copper & Gold Inc                            55,854
                                                                         $73,190
HEALTH CARE RELATED --- 1.40%
        700 Express Scripts Inc Class A*                                  53,508
      1,948 IMS Health Inc                                                45,213
        900 Quest Diagnostics Inc                                         85,995
      5,652 UnitedHealth Group Inc                                       497,546
                                                                        $682,262
HOTELS/MOTELS --- 0.24%
      1,900 Marriott International Inc Class A                           119,662
                                                                        $119,662
HOUSEHOLD GOODS --- 4.19%
        700 Black & Decker Corp                                           61,831
      1,306 Clorox Co                                                     76,963
      4,531 Colgate-Palmolive Co                                         231,806
      1,300 Fortune Brands Inc                                           100,334
      4,174 Kimberly-Clark Corp                                          274,691
        587 Maytag Corp                                                   12,386
      2,300 Newell Rubbermaid Inc                                         55,637
     21,754 Procter & Gamble Co (1)                                    1,198,210
        700 Stanley Works                                                 34,293
                                                                      $2,046,151
LEISURE & ENTERTAINMENT --- 0.79%
      2,507 Harley-Davidson Inc                                          152,300
      1,000 Harrah's Entertainment Inc                                    66,890
      2,898 International Game Technology                                 99,633
      3,500 Mattel Inc                                                    68,215
                                                                        $387,038
MACHINERY --- 1.68%
      2,900 Caterpillar Inc                                              282,779
      2,600 Danaher Corp                                                 149,266
      2,600 Illinois Tool Works Inc                                      240,968
        600 Navistar International Corp*                                  26,388
      1,500 PACCAR Inc                                                   120,720
                                                                        $820,121

MEDICAL PRODUCTS --- 4.09%
      5,255 Baxter International Inc                                     181,508
      2,200 Becton Dickinson & Co                                        124,960
      2,182 Biomet Inc                                                    94,677
      7,172 Boston Scientific Corp*                                      254,965
        900 CR Bard Inc                                                   57,582
      2,775 Guidant Corp                                                 200,078
      1,300 Hospira Inc*                                                  43,550
     10,349 Medtronic Inc                                                514,035
        386 Millipore Corp*                                               19,227
      3,022 St Jude Medical Inc*                                         126,712
      3,392 Stryker Corp*                                                163,664
        996 Waters Corp*                                                  46,603
      2,122 Zimmer Holdings Inc*                                         170,015
                                                                      $1,997,576
OFFICE EQUIPMENT & SUPPLIES --- 0.29%
        906 Avery Dennison Corp                                           54,333
      1,922 Pitney Bowes Inc                                              88,950
                                                                        $143,283
OIL & GAS --- 7.34%
      1,400 BJ Services Co                                                65,156
      2,900 Baker Hughes Inc                                             123,743
     55,300 Exxon Mobil Corp                                           2,834,678
      3,800 Halliburton Co                                               149,112
      5,050 Schlumberger Ltd                                             338,098
      2,200 XTO Energy Inc                                                77,836
                                                                      $3,588,623
PERSONAL LOANS --- 1.64%
     10,738 American Express Co                                          605,301
      3,648 SLM Corp                                                     194,767
                                                                        $800,068
PHARMACEUTICALS --- 9.82%
     13,372 Abbott Laboratories                                          623,804
      1,104 Allergan Inc                                                  89,501
     16,615 Bristol-Myers Squibb Co                                      425,676
      9,671 Eli Lilly & Co                                               548,829
      3,141 Forest Laboratories Inc*                                     140,905
     25,388 Johnson & Johnson (1)                                      1,610,107
     18,995 Merck & Co Inc                                               610,499
     12,600 Schering-Plough Corp                                         263,088
     11,455 Wyeth                                                        487,868
                                                                      $4,800,277
PRINTING & PUBLISHING --- 0.60%
        642 Dow Jones & Co Inc                                            27,645
        650 Knight-Ridder Inc                                             43,511
      1,648 McGraw-Hill Cos Inc                                          150,858
        388 Meredith Corp                                                 21,030
      1,241 New York Times Co Class A                                     50,633
                                                                        $293,677
REAL ESTATE --- 0.25%
      1,900 Simon Property Group Inc REIT                                122,873
                                                                        $122,873

RESTAURANTS --- 0.68%
      3,444 Starbucks Corp*                                              214,768
      2,505 Yum! Brands Inc                                              118,186
                                                                        $332,954

RETAIL --- 9.77%
        736 AutoZone Inc*                                                 67,204
      2,516 Bed Bath & Beyond Inc*                                       100,212
      2,826 Best Buy Co Inc                                              167,921
      2,752 Dollar General Corp                                           57,159
      1,414 Family Dollar Stores Inc                                      44,159
      7,474 Gap Inc                                                      157,851
     18,800 Home Depot Inc                                               803,512
      6,607 Lowe's Cos Inc                                               380,497
      1,302 RadioShack Corp                                               42,810
      1,200 Sherwin-Williams Co                                           53,556
      4,200 Staples Inc                                                  141,582
      4,096 TJX Cos Inc                                                  102,932
      7,700 Target Corp                                                  399,861
     36,264 Wal-Mart Stores Inc (1)                                    1,915,455
      8,783 Walgreen Co                                                  337,004
                                                                      $4,771,715
SHOES --- 0.42%
      2,250 NIKE Inc Class B                                             204,053
                                                                        $204,053
SPECIALIZED SERVICES --- 1.04%
      1,654 Apollo Group Inc*                                            133,494
      1,482 Cintas Corp                                                   65,001
      1,105 Equifax Inc                                                   31,051
      1,383 H&R Block Inc                                                 67,767
      1,000 Monster Worldwide Inc*                                        33,640
      1,605 Omnicom Group Inc                                            135,334
      1,471 Robert Half International Inc                                 43,292
                                                                        $509,579
TELEPHONE & TELECOMMUNICATIONS --- 0.72%
      9,476 Nextel Communications Inc*                                   284,280
     15,500 Qwest Communications International Inc*                       68,820
                                                                        $353,100
TEXTILES --- 0.18%
      1,600 Coach Inc*                                                    90,240
                                                                         $90,240
TOBACCO --- 2.34%
     17,603 Altria Group Inc (1)                                       1,075,543
      1,410 UST Inc                                                       67,835
                                                                      $1,143,378
UTILITIES --- 0.15%
      5,500 AES Corp*                                                     75,185
                                                                         $75,185

TOTAL COMMON STOCK --- 98.60%                                        $48,179,021
(Cost $43,356,193)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    487,000 Fannie Mae                                                   486,971
                  1.065%, January 3, 2005
    200,000 United States of America (1)                                 198,218
                  2.346%, May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 1.40%                                  $685,189
(Cost $685,189)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $48,864,210
(Cost $44,041,382)

Legend
* Non-income Producing Security (1) Collateral for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Growth Index Portfolio
December 31, 2004

                                                                             % of Portfolio
                Sector                            Value ($)                    Investments
---------------------------------------    -----------------------    ------------------------------
---------------------------------------    -----------------------    ------------------------------
Communications                                          2,384,704                             4.88%
Consumer Products & Services                           17,107,674                            35.01%
Financial Services                                      1,127,823                             2.31%
Health Care Related                                     8,483,424                            17.36%
Industrial Products & Services                          2,580,120                             5.28%
Natural Resources                                       3,661,813                             7.49%
Short Term Investments                                    685,189                             1.40%
Technology                                             11,744,568                            24.04%
Transportation                                            848,754                             1.74%
Utilities                                                 240,141                             0.49%
                                           -----------------------    ------------------------------
                                           -----------------------    ------------------------------
                                                     $ 48,864,210                           100.00%
                                           =======================    ==============================
                                           =======================    ==============================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Growth Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value           During Period*
                                      (7/1/2004)          (12/31/2004)          (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,029.98                       $ 3.06

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,022.12                       $ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005